SCHEDULE OF FAIR VALUE ASSUMPTION OF BLACK-SCHOLES MODEL (Details)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Minimum [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Debt mesurement input	165	253	191
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Debt mesurement input	1.24	1.24	1.93
Minimum [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Expected term	1 year	1 year	1 year
Maximum [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Debt mesurement input	271	466	455
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Debt mesurement input	1.53	1.53	1.99
Maximum [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Expected term	3 years	3 years	3 years